Costs and Expenses by Nature (Details) S/ in Millions	12 Months Ended
	Dec. 31, 2023 PEN (S/)	Dec. 31, 2022 PEN (S/)	Dec. 31, 2021 PEN (S/) Employees	Dec. 31, 2023 $ / shares	Dec. 31, 2022 $ / shares	Dec. 31, 2021 $ / shares
Costs and Expenses by Nature (Details) [Line Items]
Average number of employees	12,877	16,336	18,474
Payments for development project expenditure	S/ 26.7	S/ 45.9	S/ 85.8
Fee and commission expense	7.6
Royalties	S/ 16.8	S/ 85.2
Increase in Oil Production	160.00%
Increase decrease of price percentage	12.40%	36.00%
Number of Barrel additional Production	334,000
Average Price Per Barrel (in Dollars per share) | $ / shares				$ 81.73	$ 93.24	$ 68.73
Arbitration process		S/ 138.0
Number of Barrels					225,600	192,400
Cumbra Peru S.A. [Member]
Costs and Expenses by Nature (Details) [Line Items]
Payments for development project expenditure	S/ 20.1
Vial y Vives - DSD [Member]
Costs and Expenses by Nature (Details) [Line Items]
Payments for development project expenditure	S/ 12.5
subsidiary Cumbra Peru S.A. [Member]
Costs and Expenses by Nature (Details) [Line Items]
Arbitration process		41.6
Empresa de Generacion Electrica Machupichu S.A. [Member]
Costs and Expenses by Nature (Details) [Line Items]
Arbitration process		38.1
SEDAPAL S.A. [Member]
Costs and Expenses by Nature (Details) [Line Items]
Arbitration process		2.8
Programa Subsectorial de Irrigaciones - PSI [Member]
Costs and Expenses by Nature (Details) [Line Items]
Arbitration process		S/ 0.7